Note 7 - Restricted Deposits - Schedule of Restricted Time Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Restricted time deposits, total	$ 5,298,442	$ 15,773,099
Term deposits [member]
Statement Line Items [Line Items]
Restricted time deposits, total	52,634	15,773,099
Demand deposits 1 [member]
Statement Line Items [Line Items]
Restricted time deposits, total	$ 5,245,808	$ 0